INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

12. INCOME TAXES

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The Company’s subsidiaries, Zepp HK and Galaxy, are located in HK. According to the HK regulations, HK entities are subject to a two-tiered income tax rate for taxable income earned in HK with effect from April 1, 2018. The first HK$2 million of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered income tax rate regime, each group of connected entities can nominate only one entity to benefit from the two-tiered income tax rate. Additionally, payments of dividends by the subsidiaries incorporated in HK to the Company are not subject to any HK withholding tax. Under the HK tax laws, the Company is exempted from the HK income tax on foreign-derived income.

The Company’s subsidiaries Zepp Inc and Zepp NA are located in the U.S. and are subject to an income tax rate of 21% for taxable income earned as determined in accordance with relevant tax rules and regulations in the U.S.

The Company’s subsidiaries Zepp Europe and Zepp Netherlands are located in Netherlands and subject to an income tax rate for taxable income earned as determined in accordance with relevant tax rules and regulations in Netherlands. The first €0.2 million (approximately US$0.19 million) of profits earned will be taxed at 19%, while the remaining profits will be taxed at 25.8%.

The Company’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries are subject to the 25% standard enterprise income tax rate except for Anhui Huami and Anhui Health and Shun Yuan that qualify as a high and new technology enterprise (“HNTE”), which are subject to a tax rate of 15%. Anhui Huami began to qualify as HNTE in 2015 and renewed the HNTE certificate in July 2018, September 2021 and November 2024. Accordingly, Anhui Huami was subject to a tax rate of 15% during the years ended December 31, 2023, 2024 and 2025. Anhui Health qualifed as a HNTE in August 2020 and renewed the HNTE certificate in November 2023, which was subject to a tax rate of 15% during the year ended December 31, 2023, 2024 and 2025. In addition, Shun Yuan qualified as a HNTE since December 2021 and renewed the HNTE certificate in October 2024, which was subject to a tax rate of 15% during the years ended December 31, 2023, 2024 and 2025.

The jurisdictional components of loss before income taxes for the years ended December 31, 2023, 2024, and 2025 was as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Mainland China	(76,511)	(63,715)	(18,110)
Overseas	41,882	5,811	(17,353)
Loss before provision for income tax	(34,629)	(57,904)	(35,463)

The current and deferred components of the income tax (benefit) expense in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current:
Mainland China	42	470	173
Overseas	404	(222)	126
Current tax expense	446	248	299
Deferred:
Mainland China	(2,647)	13,420	2,235
Overseas	(229)	25	3
Deferred tax (benefits)/expenses	(2,876)	13,445	2,238
Total (benefit from) provision for income taxes	(2,430)	13,693	2,537

12. INCOME TAXES - CONTINUED

The table below provides the reconciliation disclosure as required by ASU No. 2023-09 for 2025. See Note 2 - Significant Accounting Policies for additional details on the adoption of ASU No. 2023-09.

A reconciliation of the PRC statutory income tax rate of 25% to the Company’s effective income tax rate for the year ended December 31, 2025 is as follows:

	For the years ended December 31,
	2025
	Amount	Percent
	US$	%
Income before provision for income tax	(35,463)
PRC statutory income tax rate	(8,866)	25
Tax effects of other tax jurisdictions
Netherlands
Statutory tax rate difference between PRC and Netherlands	(314)	0.9
Intercompany profit &loss	(1,016)	2.9
Others	24	(0.1)
U.S.
Statutory tax rate difference between PRC and U.S.	404	(1.1)
Intercompany profit &loss	2,076	(5.9)
Others	100	(0.3)
Cayman
Statutory tax rate difference between PRC and Cayman	1,187	(3.3)
All others	1,932	(5.4)
Changes in valuation allowances	11,476	(32.4)
Effect of research and development super-deduction	(2,751)	7.8
Others	(746)	2.1
Effect of preferential tax rates	(969)	2.7
Effective Tax Rate	2,537	(7.2)

12. INCOME TAXES - CONTINUED

As previously disclosed for the years ended December 31, 2023 and 2024, prior to the adoption of ASU 2023-09, a reconciliation between the income tax expense computed by applying the PRC statutory income tax rate of 25% to loss before income tax and income tax expense was as follows:

	For the years ended December 31,
	2023	2024
	US$	US$
Loss before income tax	(34,629)	(57,904)
Tax effect at PRC enterprise income tax rate of 25%	(8,657)	(14,476)
Effect of preferential tax rates	274	(1,331)
Tax effect of permanence differences	(1,173)	3,284
Effect of income tax rate differences in other jurisdictions	3,020	8,917
Changes in valuation allowances	4,106	17,299
Income tax (benefits)/expenses	(2,430)	13,693

The significant components of the Group’s deferred tax assets were as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Net operating loss carry-forwards	22,477	25,577
Increment of intangible assets	16,581	16,865
Deferred revenue	3,443	3,694
Impairment of inventory and investment	1,636	2,466
Others	664	6,069
Less: valuation allowance	(27,336)	(38,928)
Net deferred tax assets	17,465	15,743

Net operation losses and tax credit carry-forwards

As of December 31, 2025, the Group had US$311,421 operating losses deriving from entities in the PRC, HK, U.S., Canada, and etc. The operating losses in the PRC amounted to US$179,831 as of December 31, 2025 and can be carried forward for five years, or ten years if the Group qualifies as HNTE. Some operating losses, if not utilized, will begin to expire in 2026. The operating losses in the U.S. amounted to US$3,538 as of December 31, 2025, in which if the loss incurred before December 31, 2017, it can be carried forward for 20 years to offset future taxable profit, while if the losses incurred after December 31, 2017, it may be carried forward indefinitely. The operating losses in the HK amounted to US$6,062 as of December 31, 2025 and can be carried forward indefinitely. The operating loss incurred in the Canada amounted to US$7,981 as of December 31, 2025 and can be carried back 3 years and forward 20 years for deduction against any form of income.

Management assesses the available positive and negative evidence in certain entities in the PRC, HK, U.S. and Canada to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets and determines the valuation allowance on an entity by entity basis. In making such determination, the Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law.

12. INCOME TAXES - CONTINUED

The significant components of the Group’s deferred tax liabilities were as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
Deferred tax liabilities:
Change in fair value of investments	(2,298)	(1,897)
Intangible assets recognized from the acquisition	(819)	(776)
Total deferred tax liabilities	(3,117)	(2,673)

The changes in valuation allowance for the years end December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at beginning of the year	6,116	10,037	27,336
Additions	3,921	17,299	11,592
Balance at end of the year	10,037	27,336	38,928

Under the Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on their worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered PRC residents.

If the Company was to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC entities to the entities organized outside of the PRC or any foreign investors, the withholding tax would be 10%, unless any entities organized outside of the PRC or any such foreign investors’ jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIEs that are available for distribution amounted to US$284,098 and US$245,871 as of December 31, 2024 and 2025, respectively. Upon distribution of such earnings, the Company will be subject to PRC EIT taxes, the amount of which is impractical to estimate. The Company did not record any tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and VIEs do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.

The Group did not identify any significant unrecognized tax benefits for the years ended December 31, 2023, 2024 and 2025, respectively. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$14 is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.